Summary of Related Parties Transaction by Related Party (Detail)	12 Months Ended
Dec. 31, 2012
Tianquan Vincent Mo
Related Party Transaction [Line Items]
Relationship with the Group	Executive chairman of the board of directors
Jiangong Dai
Related Party Transaction [Line Items]
Relationship with the Group	Chief executive officer of the Company
Hengshui
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Tianquan Vincent Mo before December 20, 2011
Dong Fang Xi Mei
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Tianquan Vincent Mo before December 20, 2011
Wall Street Global Training Center
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Tianquan Vincent Mo and two other independent directors